Summary of Significant Accounting Policies - Depreciation and Amortization Policies for Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Lesser of lease term or 35 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Lesser of lease term or useful life
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	35 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	15 years
Maximum [Member] | Equipment, general office and computer [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Maximum [Member] | Software developed for internal use [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Minimum [Member] | Equipment, general office and computer [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Minimum [Member] | Software developed for internal use [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years